UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
CONSUMER DISCRETIONARY — 10.3%
Comcast, Cl A	57,038	$3,835,805
McDonald’s	15,910	1,871,812
Scripps Networks Interactive, Cl A	39,250	2,592,855
Target	26,980	2,032,403

		10,332,875

CONSUMER STAPLES — 18.3%
Archer-Daniels-Midland	55,750	2,513,210
Coca-Cola	50,460	2,201,570
Dr Pepper Snapple Group	25,328	2,495,061
Kimberly-Clark	16,776	2,173,331
Marine Harvest ADR	142,525	2,428,626
PepsiCo	20,947	2,281,547
Procter & Gamble	27,900	2,387,961
Wal-Mart Stores	26,280	1,917,652

		18,398,958

FINANCIALS — 9.9%
American Capital Agency	98,340	1,926,480
Assurant	27,840	2,310,998
Community Healthcare Trust	81,620	1,876,444
Crown Castle International REIT	14,469	1,403,927
JPMorgan Chase	37,580	2,403,993

		9,921,842

HEALTH CARE — 19.4%
Abbott Laboratories	66,910	2,994,222
Bristol-Myers Squibb	40,843	3,055,465
Johnson & Johnson	21,270	2,663,642
Pfizer	96,621	3,564,349
Quest Diagnostics	34,219	2,955,153
Teva Pharmaceutical Industries ADR	42,530	2,275,355
UnitedHealth Group	13,560	1,941,792

		19,449,978

INDUSTRIALS — 15.4%
General Electric	90,760	2,826,267
Lockheed Martin	10,263	2,593,768
Macquarie Infrastructure	35,149	2,694,171
Nielsen Holdings	46,505	2,504,759
United Parcel Service, Cl B	22,120	2,391,172
Watsco	17,110	2,464,524

		15,474,661

INFORMATION TECHNOLOGY — 14.5%
Cisco Systems	109,635	3,347,157
Jack Henry & Associates	37,012	3,303,321
Microsoft	85,508	4,846,593
Paychex	51,487	3,052,149

		14,549,220

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 6.8%
Dow Chemical	55,058	$2,954,963
Orion Engineered Carbons	88,975	1,454,741
Scotts Miracle-Gro, Cl A	33,110	2,441,863

		6,851,567

TELECOMMUNICATION SERVICES — 3.2%
AT&T	74,240	3,213,850

TOTAL COMMON STOCK (Cost $83,341,753)		98,192,951

TOTAL INVESTMENTS — 97.8% (Cost $83,341,753)†		$98,192,951

Percentages are based on Net Assets of $100,427,399.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $83,341,753, and the unrealized appreciation and depreciation were $15,071,039 and $(219,841), respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0700

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK ‡— 99.3%
	Shares	Value
CONSUMER DISCRETIONARY — 18.7%
Amazon.com*	4,679	$3,550,472
Charter Communications, Cl A*	20,360	4,781,953
Dollar Tree*	35,390	3,407,703
Home Depot	25,670	3,548,621
Marriott International, Cl A	38,060	2,728,902
Newell Brands	71,480	3,749,841
Priceline Group*	1,667	2,251,800
Starbucks	38,640	2,243,052
TJX	44,360	3,625,099
Twenty-First Century Fox, Cl A	123,035	3,277,653

		33,165,096

CONSUMER STAPLES — 4.0%
Constellation Brands, Cl A	26,620	4,382,451
Kroger	79,060	2,703,061

		7,085,512

ENERGY — 1.0%
Halliburton	38,860	1,696,628

FINANCIALS — 5.3%
Charles Schwab	81,490	2,315,946
CME Group, Cl A	26,420	2,701,181
Equinix	4,561	1,700,660
Synchrony Financial	98,290	2,740,325

		9,458,112

HEALTH CARE — 24.2%
Abbott Laboratories	80,060	3,582,685
Biogen*	8,855	2,567,330
Bristol-Myers Squibb	76,985	5,759,248
Celgene*	44,660	5,010,405
Cooper	14,985	2,734,313
Danaher	42,960	3,498,662
Gilead Sciences	21,450	1,704,632
Jazz Pharmaceuticals*	29,471	4,449,237
STERIS	52,500	3,724,875
Teva Pharmaceutical Industries ADR	58,000	3,103,000
Thermo Fisher Scientific	20,390	3,238,747
UnitedHealth Group	23,920	3,425,344

		42,798,478

INDUSTRIALS — 11.4%
General Electric	78,770	2,452,898
Lockheed Martin	12,621	3,189,705
Masco	65,310	2,382,509
Nielsen Holdings	56,810	3,059,787
Union Pacific	34,970	3,253,958
United Continental Holdings*	68,420	3,208,214
United Parcel Service, Cl B	24,130	2,608,453

		20,155,524

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 30.9%
Alphabet, Cl A*	5,992	$4,741,709
Alphabet, Cl C*	6,011	4,621,197
Apple	77,096	8,034,174
Broadcom	17,225	2,790,106
Facebook, Cl A*	50,690	6,282,518
Lam Research	25,550	2,293,623
MasterCard, Cl A	29,020	2,763,865
Microsoft	129,460	7,337,793
Palo Alto Networks*	22,430	2,935,863
salesforce.com*	46,240	3,782,432
ServiceNow*	47,240	3,539,221
Visa, Cl A	70,190	5,478,329

		54,600,830

MATERIALS — 3.8%
Celanese, Cl A	48,930	3,103,141
Dow Chemical	68,130	3,656,537

		6,759,678

TOTAL COMMON STOCK (Cost $134,739,685)		175,719,858

TOTAL INVESTMENTS — 99.3% (Cost $134,739,685)†		$175,719,858

Percentages are based on Net Assets of $177,016,429.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $134,739,685, and the unrealized appreciation and depreciation were $44,127,334 and $(3,147,161), respectively.
*	Non-income producing security.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-001-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016